Property, Plant And Equipment - Summary of Property, Plant And Equipment (Parenthetical) (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Agreements	Dec. 31, 2019 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 30, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 112,719	€ 34,947	€ 190,289			€ 7,972	€ 7,905
Right-of-use assets					€ 5,720
UNITED STATES
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 23,770
Number of Lease Agreements | Agreements	4
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 131,104	45,398	€ 226,347			€ 10,852
Modification of lease	24,506	€ 22
Office And Factory Buildings [Member] | UNITED KINGDOM
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	24,683
Leased Buildings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	93,575			€ 23,945
Leased Buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (6,559)			€ (3,549)